Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11. COMMITMENTS AND CONTINGENCIES

The following table sets forth the Company’s operating lease commitment and donation as of December 31, 2016:

	Donation	Office Rental	Total

Year ending December 31,
2017	$576,618	$471,628	$1,048,246
2018	576,618	-	576,618
2019	576,618	-	576,618
2020	864,927	-	864,927
Total	$2,594,781	$471,628	$3,066,409

For the years ended December 31, 2016, donation expenses were $301,101. The donation was made to China Warmth Project Foundation to set up an International Vocational Education Fund. For the years ended December 31, 2016 and 2015, rental expenses under operating leases were approximately US$453,667 and US$483,970, respectively.

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.